Accounts Receivable, Net - Schedule of Movement Allowances for Expected Credit Loss (Details) - Movement of Allowances [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement Allowances for Expected Credit Loss [Line Items]
Balance at beginning of the year	$ (19)	$ (19)	$ (26)
Reversal of expected credit losses			7
Ending balance	$ (19)	$ (19)	$ (19)